       As filed with the Securities and Exchange Commission on November 30, 1998

                                                    Registration Nos. 333-50529;
                                                                       811-08759

                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549


                                      FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           /X/

          Pre-Effective Amendment No. 2                                /X/

          Post-Effective Amendment No. __                              / /

     REGISTRATION STATEMENT UNDER THE INVESTMENT
               COMPANY ACT OF 1940                                     /X/

          Amendment No. 2                                              /X/

                       BARR ROSENBERG VARIABLE INSURANCE TRUST
                  (Exact Name of Registrant as Specified in Charter)

   c/o Rosenberg Institutional Equity Management, Four Orinda Way, Building E,
                                   Orinda, CA 94563
                 (Address of Principal Executive Offices) (Zip code)

                                    925-254-6464
                 (Registrant's Telephone Number, including Area Code)


          Name and address
          of agent for service:              Copies to:
          ---------------------              ----------

          Kenneth Reid                       J.B. Kittredge, Esq.
          Rosenberg Institutional            Ropes & Gray
          Equity Management                  One International Place
          Four Orinda Way                    Boston, MA 02110-2624
          Building E
          Orinda, CA 94563

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

Title of Securities Being Registered: Shares of Beneficial Interest of the Barr Rosenberg VIT Market Neutral Fund.

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A), MAY DETERMINE.

                       BARR ROSENBERG VARIABLE INSURANCE TRUST

                                CROSS-REFERENCE SHEET

                Required by Rule 495 Under the Securities Act of 1933



N-1A Item No.                    Location
-------------                    --------

PART A

Item 1.   Cover Page             Cover Page


Item 2.   Synopsis               Not Applicable


Item 3.   Condensed Financial    Not Applicable
          Information

Item 4.   General Description    Description of the Trust and Ownership of
          of Registrant          Shares; Investment Objective and Policies;
                                 Cover Page; and General Description of Risks and Fund Investments

Item 5.   Management of the      Management of the Trust; Back Cover
          Fund

Item 5A.  Management's           Not Applicable
          Discussion of Fund
          Performance

Item 6.   Capital Stock and      Description of the Trust and Ownership of
          Other Securities       Shares; Distributions; Shareholder Inquiries;
                                 Taxes; and Back Cover

Item 7.   Purchase of            Purchase of Shares; Exchange of Fund Shares;
          Securities Being       Management of the Trust; Determination of Net
          Offered                Asset Value; and Back Cover

Item 8.   Redemption or          Redemption of Shares; Exchange of Fund Shares;
          Repurchase             and Determination of Net Asset Value

Item 9.   Pending Legal          Not Applicable
          Proceedings

PART B

Item 10.  Cover Page             Cover Page

Item 11.  Table of Contents      Table of Contents

N-1A Item No.                    Location
-------------                    --------

Item 12.  General Information    Description of the Trust and Ownership of
          and History            Shares

Item 13.  Investment             Investment Objective and Policies;
          Objectives and         Miscellaneous Investment Practices; and
          Policies               Investment Restrictions

Item 14.  Management of the      Management of the Trust
          Fund

Item 15.  Control Persons and    Description of the Trust and Ownership of
          Principal Holders of   Shares
          Securities

Item 16.  Investment Advisory    Investment Advisory and Other Services;
          and Other Services     Management of the Trust

Item 17.  Brokerage Allocation   Portfolio Transactions
          and Other Practices

Item 18.  Capital Stock and      Description of the Trust and Ownership of
          Other Securities       Shares

Item 19.  Purchase, Redemption   Determination of Net Asset Value; See in Part
          and Pricing of         A, Purchase of Shares; Exchange of Fund
          Securities Being       Shares; Redemption of Shares; Determination of
          Offered                Net Asset Value

Item 20.  Tax Status             Income Dividends, Distributions and Tax Status

Item 21.  Underwriters           Investment Advisory and Other Services

Item 22.  Calculation of         Total Return Calculations
          Performance Data

Item 23.  Financial Statements   Not Applicable

PART C

     Information to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                 SUBJECT TO COMPLETION, DATED NOVEMBER 25, 1998


                    BARR ROSENBERG VARIABLE INSURANCE TRUST

                     BARR ROSENBERG VIT MARKET NEUTRAL FUND

                               3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                                 1-925-254-6464

                               NOVEMBER   , 1998
    Barr Rosenberg Variable Insurance Trust (the "Trust") is an open-end management investment company offering shares of the Barr Rosenberg VIT Market Neutral Fund (the "Fund") for purchase by separate accounts of insurance companies. The Fund's investment manager is Rosenberg Institutional Equity Management (the "Manager").
    INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY SUCH SECURITIES BE ACCEPTED PRIOR TO THE TIME SUCH REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

    The Fund seeks long-term capital appreciation while maintaining minimal exposure to general equity market risk by taking long positions in stocks principally traded in the markets of the United States that the Manager has identified as undervalued and short positions in such stocks that the Manager has identified as overvalued. For a description of the risks of an investment in the Fund, see "Investment Objective and Policies," "General Description of Risks and Fund Investments" and "Description of the Trust and Ownership of Shares." The Fund seeks a total return greater than the return on 3-month U.S. Treasury Bills. For a description of the differences between an investment in the Fund and in 3-month U.S. Treasury Bills, see "General Description of Risks and Fund Investments."


    This Prospectus concisely describes the information that investors ought to know before investing in the Fund and should be read in conjunction with the prospectus for the separate account of the variable annuity or variable life insurance product that accompanies this Prospectus.

    A Statement of Additional Information dated November   , 1998 (the
"Statement") is available free of charge by writing to the Trust at 3435 Stelzer Road, Columbus, Ohio 43219 or by telephoning 1-925-254-6464. The Statement, which contains more detailed information about the Fund, has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated by reference into this Prospectus. The Commission maintains a World Wide Web site at http://www.sec.gov that contains the Statement, material incorporated by reference into this Prospectus and the Statement, and other information regarding registrants that file electronically with the Commission.
    SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
    SHARES OF THE FUND ARE PRESENTLY AVAILABLE AND ARE BEING MARKETED EXCLUSIVELY AS A POOLED FUNDING VEHICLE FOR VARIABLE ANNUITY CONTRACT AND VARIABLE LIFE INSURANCE SEPARATE ACCOUNTS OF VARIOUS INSURANCE COMPANIES.

                               TABLE OF CONTENTS


                                                                           PAGE
                                                                           ----
INVESTMENT OBJECTIVE AND POLICIES.....................................       3

GENERAL DESCRIPTION OF RISKS AND FUND INVESTMENTS.....................       3

PERFORMANCE INFORMATION OF MARKET NEUTRAL ACCOUNTS....................       6

MANAGEMENT OF THE TRUST...............................................       7

PURCHASE OF SHARES....................................................      13

REDEMPTION OF SHARES..................................................      13

DETERMINATION OF NET ASSET VALUE......................................      14

DISTRIBUTIONS.........................................................      14

TAXES.................................................................      15

DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES......................      15

OTHER INFORMATION.....................................................      16

SHAREHOLDER INQUIRIES.................................................      17

                       INVESTMENT OBJECTIVE AND POLICIES


    The investment objective of the Fund is to seek long-term capital appreciation while maintaining minimal exposure to general equity market risk. The Fund seeks a total return greater than the return on 3-month U.S. Treasury Bills. The Fund attempts to achieve its objective by taking long positions in stocks principally traded in the markets of the United States that the Manager has identified as undervalued and short positions in such stocks that the Manager has identified as overvalued. See "General Description of Risks and Fund Investments -- Risks of Short Sales" below. By taking long and short positions in different stocks, the Fund attempts to cancel out the effect of general stock market movements on the Fund's performance. It is expected that the Fund can achieve a positive return if the Fund's long portfolio outperforms the Fund's short portfolio. Conversely, it is expected that the Fund will incur losses if the Fund's long portfolio underperforms the Fund's short portfolio. The Manager will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk characteristics of the overall portfolio. The Fund seeks to construct a diversified portfolio that has minimal net exposure to the U.S. equity market generally and near neutral exposure to specific industries, specific capitalization ranges and certain other risk factors. It is currently expected that the long and short positions of the Fund will be invested primarily in small capitalization stocks and smaller mid-capitalization stocks. For purposes of the preceding sentence, the 200 stocks principally traded in the markets of the United States with the largest market capitalizations are considered large capitalization stocks, the next 800 largest stocks are considered mid-capitalization stocks and all other stocks are considered small capitalization stocks. Stocks of companies with relatively small market capitalizations tend to be less liquid and more volatile than stocks of companies with relatively large market capitalizations.


    To meet margin requirements related to short sales, redemption requests, or for investment purposes, the Fund may also temporarily hold a portion of its assets in full faith and credit obligations of the United States government (E.G., U.S. Treasury Bills) and in short-term notes, commercial paper or other money market instruments of high quality (I.E., rated at least "A-2" or "AA" by Standard & Poor's ("S&P") or Prime 2 or "Aa" by Moody's Investors Service, Inc. ("Moody's")) issued by companies having an outstanding debt issue rated at least "AA" by S&P or at least "Aa" by Moody's, or determined by the Manager to be of comparable quality to any of the foregoing.

    The Fund's long and short positions may involve without limit equity securities of foreign issuers that are principally traded in the markets of the United States. See "General Description of Risks and Fund Investments -- Special Considerations of Foreign Investments." The Fund will not invest in equity securities that are principally traded outside of the United States.

               GENERAL DESCRIPTION OF RISKS AND FUND INVESTMENTS


    INVESTMENT RISKS. The value of Fund shares may increase or decrease depending on market, economic, political, regulatory and other conditions affecting the Fund's portfolio. Investment in shares of the Fund is more volatile and risky than some other forms of investment. In addition, it is possible that the Fund's long positions will decline in value at the same time that the value of securities sold short increases, thereby increasing the potential for loss of the Fund. Moreover, the market neutral strategy has the effect of accelerating the recognition of gain for tax purposes and increasing the short-term gain component of gains in the Fund.

    Although the Fund's investment strategy seeks to minimize the risk associated with investing in the equity market, an investment in the Fund will be subject to various risks, including the risk of poor stock selection by the Manager. There can be no assurance that the Manager will successfully take long positions in stocks and short positions in other stocks, such that the portfolio of long positions outperforms the portfolio of short positions. In addition, the Manager may fail to construct a portfolio that has minimal exposure to general equity market risk or that has near neutral exposure to specific industries, specific capitalization ranges and certain other risk factors. Further, because the Manager will manage both a long and a short portfolio, an investment in the Fund will involve the risk that the Manager may make more poor investment decisions than a manager of a typical stock mutual fund with only a long portfolio. Moreover, an investment in the Fund is different from an investment in 3-month U.S. Treasury Bills because Treasury Bills are backed by the full faith and credit of the U.S. Government, Treasury Bills have a fixed rate of return, investors in Treasury Bills do not bear the risk of losing their investment. and an investment in the Fund is more volatile than an investment in Treasury Bills.


    RISKS OF SHORT SALES. When the Manager anticipates that a security is overvalued, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces such security. The Fund may realize a gain if the security declines in price between those dates. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. During the time the Fund is short a security it is subject to the risk that the lender will terminate the loan at a time when the Fund is unable to borrow the same security from another lender, in which event the Fund may be "bought in" at the price required to purchase the security to close out the short position. Although the Fund's gain is limited to the amount at which it sold a security short, its potential loss is limited only by the maximum attainable price of the security less the price at which the security was sold. Until the security sold short is replaced, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium. The Fund also will incur transaction costs in effecting short sales. The amount of any gain resulting from a short sale will be decreased, and the amount of any loss increased, by the amount of premiums, dividends, interest or expenses the Fund may be required to pay in connection with a short sale. Until the Fund replaces a borrowed security, it will maintain daily a segregated account with its Custodian containing cash, U.S. Government securities, or other liquid securities such that the amount deposited in the account plus any amount deposited with a broker or other custodian as collateral will at least equal the current market value of the security sold short. Depending on arrangements made with such broker or custodian, the Fund may not receive any payments (including interest) on collateral deposited with such broker or custodian. The Fund will not make a short sale if, after giving effect to such sale, the market value of all securities sold exceeds 100% of the value of the Fund's net assets. The Fund's use of short sales may result in the Fund realizing more short-term capital gains (subject to tax at ordinary income rates) than it would if it did not engage in short sales.

    SPECIAL CONSIDERATIONS OF FOREIGN INVESTMENTS. Investing in securities of foreign issuers involves certain risks not typically found in investing in securities of U.S. issuers. These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States or other countries. The securities of some foreign issuers may be less liquid and at times more volatile than securities of comparable U.S. issuers.

    REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements, by which the Fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), a recognized securities dealer) to repurchase the security at an agreed-upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash. Although the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto and inability to enforce rights and the expenses involved in attempted enforcement.

    LOANS OF PORTFOLIO SECURITIES. The Fund may lend some or all of its portfolio securities to broker-dealers. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or U.S. Government securities at least equal at all times to the market value of the securities lent. The borrower pays to the Fund an amount equal to any dividends or interest received on the securities lent. When the collateral is cash, the Fund may invest the cash collateral in interest-bearing, short-term securities. When the collateral is U.S. Government securities, the Fund usually receives a fee from the borrower. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved. The risks in lending portfolio securities, as with other extensions of credit, include possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to broker-dealers that are believed by the Manager to be of relatively high credit standing.

    ILLIQUID SECURITIES. The Fund may purchase "illiquid securities," defined as securities which cannot be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the Fund has valued such securities, so long as no more than 15% of the Fund's net assets would be invested in such illiquid securities after giving effect to a purchase. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, the Fund may be forced to sell them at a discount from the last offer price.

    PORTFOLIO TURNOVER. Portfolio turnover is not a limiting factor with respect to investment decisions of the Manager. The rate of the Fund's portfolio turnover may vary significantly from time to time depending on the volatility of economic and market conditions. Although the rate of portfolio turnover is difficult to predict, it is not anticipated that under normal circumstances the annual portfolio turnover rate of each of the long and short portfolios of the Fund will exceed 150%. It is, however, impossible to predict portfolio turnover in future years. High portfolio turnover involves correspondingly greater brokerage commissions or dealer markup and other transaction costs, which will be borne directly by the Fund.


    INVESTMENT OBJECTIVE AND POLICIES. Except as explicitly described otherwise, the investment objective and policies of the Fund may be changed without shareholder approval.

               PERFORMANCE INFORMATION OF MARKET NEUTRAL ACCOUNTS


    Rosenberg Institutional Equity Management also serves as the manager of other accounts (the "Market Neutral Accounts") that have investment objectives, policies and strategies that are substantially similar to those of the Fund. The information below should not be considered a prediction of the future performance of the Fund. The performance of the Fund may be higher or lower than the performance of the Market Neutral Accounts. The performance information shown below is based on a composite of all of the Manager's accounts with substantially similar investment objectives, policies and strategies as the Fund and has been adjusted to give effect to the estimated annualized expenses (without giving effect to any expense waivers or reimbursements) of the Fund during its first fiscal year. All but one of the Market Neutral Accounts were not registered under the 1940 Act and therefore were not subject to certain investment restrictions imposed by the 1940 Act. If those Market Neutral Accounts had been registered under the 1940 Act, their performance and the composite performance might have been adversely affected. In addition, all but one of the Market Neutral Accounts were not subject to Subchapter M of the Internal Revenue Code. If those Market Neutral Accounts had been subject to Subchapter M, their performance might have been adversely affected. In addition, separate account fees and charges will be levied against the assets of the Fund and would have adversely affected the performance of the Market Neutral Accounts if such fees and charges had been levied against the assets of these accounts. The following table shows the average annual total return for the one-year, three-year, five-year and since-inception periods ending March 31, 1998 for a composite of the Market Neutral Accounts adjusted to give effect to the estimated annual expenses of the Fund during its first fiscal year. The following table also shows the average annual total return on 3-month U.S. Treasury bills for the same periods.


                                                                 THREE-YEAR        FIVE-YEAR         PERIOD FROM
                                             ONE-YEAR PERIOD       PERIOD           PERIOD        FEBRUARY 28, 1989
                                                 ENDING            ENDING           ENDING               TO
                                             MARCH 31, 1998    MARCH 31, 1998   MARCH 31, 1998     MARCH 31, 1998
                                             ---------------  ----------------  ---------------  -------------------
Market Neutral Accounts....................         8.13%            15.78%           11.25%              7.19%
3-month U.S. Treasury Bills................         5.23%             5.28%            4.75%              5.35%


    An investment in the Fund is different from an investment in 3-month U.S. Treasury Bills because Treasury Bills are backed by the full faith and credit of the U.S. Government, Treasury Bills have a fixed rate of return, investors in Treasury Bills do not bear the risk of losing their investment and an investment in the Fund is more volatile than an investment in Treasury Bills. Giving effect to the expense limitation of 2.00% on the expenses of the Fund, the average annual total return for the one-year, three-year, five-year and since-inception periods ending March 31, 1998 for the Market Neutral Accounts would have been 9.03%, 16.74%,

12.18% and 8.08%, respectively. There have been three enhancements to the Manager's market neutral strategy since its inception in 1989. First, the Manager incorporated its Earnings Change Model and Investor Sentiment Model into its market neutral strategy in October 1992 and April 1993, respectively. See "Management of the Trust -- The Manager's General Investment Philosophy and Strategy." The second change to the Manager's market neutral strategy occurred in July 1995, when the Manager focused its strategy on medium and smaller capitalization companies. Prior to such date, the Manager had applied its market neutral strategy to companies across the capitalization spectrum (i.e., large, medium and small capitalization companies). Since inception of the market neutral strategy, however, the Manager has maintained long and short positions of approximately the same dollar amount within a given capitalization sector. The Fund reserves the freedom to invest in stocks of companies of any capitalization to meet risk/ return objectives and liquidity needs. The third enhancement to the Manager's market neutral strategy occurred in approximately October 1998, when the Manager combined the Earnings Change Model and the Investor Sentiment Model into the Near-Term Prospects Model. Despite the three enhancements to the Manager's market neutral strategy since 1989, the Fund will have substantially similar investment objectives, policies and strategies as the Market Neutral Accounts.


                            MANAGEMENT OF THE TRUST

    The Fund is advised and managed by Rosenberg Institutional Equity Management (the "Manager"), which provides investment advisory services to a number of institutional investors and several mutual funds.

KEY PERSONNEL OF THE MANAGER

    The biography of each of the General Partners of the Manager is set forth below. Kenneth Reid is also a Trustee of the Trust.

    BARR ROSENBERG. Dr. Rosenberg is Managing General Partner and Chief Investment Officer of the Manager. As such, he has ultimate responsibility for the Manager's securities valuation and portfolio optimization systems used to manage the Fund and for the implementation of the decisions developed therein. His area of special concentration is the design of the Manager's proprietary securities valuation model.


    Dr. Rosenberg earned a B.A. degree from the University of California, Berkeley, in 1963. He earned an M.Sc. from the London School of Economics in 1965, and a Ph.D. from Harvard University, Cambridge, Massachusetts, in 1968. From 1968 until 1983, Dr. Rosenberg was a Professor of Finance, Econometrics, and Economics at the School of Business Administration at the University of California, Berkeley. Concurrently, from 1968 until 1974, Dr. Rosenberg worked as a consultant in applied decision theory in finance, banking and medicine. In 1975, he founded Barr Rosenberg Associates, a financial consulting firm (now known as BARRA) where he was a managing partner, and later chief scientist until his departure in 1986. Dr. Rosenberg, the founder of the Berkeley Program in Finance, has experience in the modeling of complex processes with substantial elements of risk.


    MARLIS S. FRITZ. Ms. Fritz is a General Partner of the Manager. She has primary responsibility for the Manager's new business development and secondary responsibility for client service.

    Ms. Fritz earned a B.S. degree from the University of Michigan, Ann Arbor, in 1971. After working in life insurance management and sales for seven years, she entered the investment management business in 1978 as Marketing Associate with Forstmann-Leff Associates, New York. From 1983 until 1985, she was Vice President, Marketing at Criterion Investment Management Company, Houston, Texas.

    KENNETH REID. Dr. Reid is a General Partner and Director of Research of the Manager. His work is focused on the design and estimation of the Manager's valuation models and he has primary responsibility for analyzing the empirical evidence that validates and supports the day-to-day recommendations of the Manager's securities valuation models. Patterns of short-term price behavior discussed by Dr. Reid as part of his Ph.D. dissertation have been refined and incorporated into the Manager's proprietary valuation and trading systems.

    Dr. Reid earned both a B.A. degree (1973) and an M.D.S. (1975) from Georgia State University, Atlanta. In 1982, he earned a Ph.D. from the University of California, Berkeley, where he was awarded the American Bankers Association Fellowship. From 1981 until June 1986, Dr. Reid worked as a consultant at BARRA in Berkeley, California. His responsibilities included estimating multiple-factor risk models, designing and evaluating active management strategies, and serving as an internal consultant on econometric matters in finance.


    GENERAL. There are approximately 43 professional staff members of the Manager and the Manager's affiliate, Barr Rosenberg Investment Management, Inc., located in Orinda, California. Included among the Manager's professional staff are seven individuals with Ph.D.s and nineteen individuals with other graduate degrees. Six members of the staff have been awarded C.F.A. certificates.


THE OUTSIDE TRUSTEES

    William F. Sharpe and Nils H. Hakansson are the Trustees of the Trust who are not "interested persons" (as defined in the 1940 Act) of the Trust or the Manager.

    Dr. Sharpe is the STANCO 25 Professor of Finance at Stanford University's Graduate School of Business. He is best known as one of the developers of the Capital Asset Pricing Model, including the beta and alpha concepts used in risk analysis and performance measurement. He developed the widely-used binomial method for the valuation of options and other contingent claims. He also developed the computer algorithm used in many asset allocation procedures. Dr. Sharpe has published articles in a number of professional journals. He has also written six books, including PORTFOLIO THEORY AND CAPITAL MARKETS, (McGraw-Hill,
1970), ASSET ALLOCATION TOOLS, (SCIENTIFIC PRESS, 1987), FUNDAMENTALS OF INVESTMENTS (with Gordon J. Alexander and Jeffery Bailey, Prentice-Hall, 1993) and INVESTMENTS (with Gordon J. Alexander and Jeffery Bailey, Prentice-Hall,
1995). Dr. Sharpe is a past President of the American Finance Association. He is currently Chairman of Financial Engines Incorporated, an electronic investment advice company. He has also served as consultant to a number of corporations and investment organizations. He is also a member of the Board of Trustees of Smith Breeden Trust, an investment company, and a director at CATS Software and Stanford Management Company. He received the Nobel Prize in Economic Sciences in 1990.

    Professor Hakansson is the Sylvan C. Coleman Professor of Finance and Accounting at the Haas School of Business, University of California, Berkeley. He is a former member of the faculty at UCLA as well as at Yale University. At Berkeley, he served as Director of the Berkeley Program in Finance (1988-1991) and as

Director of the Professional Accounting Program (1985-1988). Professor Hakansson is a Certified Public Accountant and spent three years with Arthur Young & Company prior to receiving his Ph.D. from UCLA in 1966. He has twice been a Visiting Scholar at Bell Laboratories in New Jersey and was, in 1975, the Hoover Fellow at the University of New South Wales in Sydney and, in 1982, the Chevron Fellow at Simon Fraser University in British Columbia. In 1984, Professor Hakansson was a Special Visiting Professor at the Stockholm School of Economics, where he was also awarded an honorary doctorate in economics. He is a past president of the Western Finance Association (1983-1984). Professor Hakansson has published numerous articles in academic journals and in professional volumes. Many of his papers address various aspects of asset allocation procedures as well as topics in securities innovation, information economics and financial reporting. He has served on the editorial boards of several professional journals and been a consultant to the RAND Corporation and a number of investment organizations. Professor Hakansson is a member of the board of two foundations and a past board member of SuperShare Service Corporation and of Theatrix Interactive, Inc. He is also a Fellow of the Accounting Researchers International Association and a member of the Financial Economists Roundtable.

THE MANAGER'S GENERAL INVESTMENT PHILOSOPHY AND STRATEGY

    The Manager attempts to add value relative to a benchmark through a quantitative stock selection process, and seeks to diversify investment risk across the holdings in the Fund. In seeking to outperform the Fund's benchmark, the Manager also attempts to control risk in the Fund's portfolio relative to the benchmark.

    INVESTMENT PHILOSOPHY. The Manager's investment strategy is based on the belief that stock prices imperfectly reflect the present value of the expected future earnings of companies, their "fundamental value." The Manager believes that market prices will converge towards fundamental value over time, and that therefore, if the Manager can accurately determine fundamental value, and can apply a disciplined investment process to select those stocks that are currently undervalued (in the case of purchases) or overvalued (in the case of short sales), the Manager will outperform the Fund's benchmark over time.

    The premise of the Manager's investment philosophy is that there is a link between the price of a stock and the underlying financial and operational characteristics of the company. In other words, the price reflects the market's assessment of how well the company is positioned to generate future earnings and/or future cash flow. The Manager identifies and purchases those stocks which are undervalued (I.E., they are currently cheaper than similar stocks with the same characteristics) and engages in short sales with respect to those stocks that are overvalued (I.E., they are currently more expensive than similar stocks with the same characteristics). The Manager believes that the market will recognize the "better value" and that the mispricing will be corrected as the stocks in the Fund's portfolios are purchased or sold by other investors.

    In determining whether or not a stock is attractive, the Manager considers the company's current estimated fundamental value as determined by the Manager's proprietary Appraisal Model, the Manager's model for expected earnings, and analysis of investor sentiment toward the stock. The Manager identifies and causes the Fund to purchase an undervalued stock and to hold it in the Fund's portfolio until the market recognizes and corrects for the misvaluation. Conversely, the Manager identifies and causes the Fund to sell short an overvalued stock.

    DECISION PROCESS. The Manager's decision process is a continuum. Its research function develops models that analyze the approximately 12,000 securities in the global universe, both fundamentally and technically, and determines the risk characteristics of the Fund's benchmark. The portfolio management function optimizes each portfolio's composition, executes trades, and monitors performance and trading costs.

    The essence of the Manager's approach is attention to important aspects of the investment process. Factors crucial to successful stock selection include:
(1) accurate and timely data on a large universe of companies; (2) subtle quantitative descriptors of value and predictors of changes in value; and (3) insightful definitions of similar businesses. The Manager assimilates, checks and structures the input data on which its Models rely. The Manager believes that if the data is correct, the recommendations made by the system will be sound.

    STOCK SELECTION. Fundamental valuation of stocks is key to the Manager's investment process, and the heart of the valuation process lies in the Manager's proprietary Appraisal Model. Analysis of companies in the United States and Canada is conducted in a single unified Model. The Appraisal Model discriminates where the two markets are substantially different, while simultaneously comparing companies in the two markets according to their degrees of similarity. European companies and Asian companies (other than Japanese companies) are analyzed in a nearly global model, which includes the United States and Canada as a further basis for comparative valuation, but which excludes Japan. Japanese companies are analyzed in an independent national model. The Appraisal Model incorporates the various accounting standards which apply in different markets and makes adjustments to ensure meaningful comparisons.

    An important feature of the Appraisal Model is the classification of companies into one or more of 166 groups of "similar" businesses. Currently, in the United States, 160 groups are applicable; in Japan, 122 groups are applicable; and in Europe, 154 groups are applicable. Each company is broken down into its individual business segments, and each segment is compared with similar business operations of other companies doing business in the same geographical market. In most cases, the comparison is extended to include companies with similar business operations in different markets. Subject to the availability of data in different markets, the Manager appraises the company's assets, operating earnings and sales within each business segment, accepting the market's valuation of that category of business as fair. The Manager then integrates the segment appraisals into balance sheet, income statement and sales valuation models for the total company, and simultaneously adjusts the segment appraisals to include appraisals for variables which are declared only for the total company, such as taxes, capital structure, and pension funding. The result is a single valuation for each of the approximately 12,000 companies followed.


    The Manager's proprietary Near-Term Prospects Model attempts to predict the earnings growth of companies over a one-year period. This Model examines, among other things, measures of company profitability as well as measures of investor sentiment towards a company, such as broker recommendations, analyst earnings estimates and prior market performance. The Manager combines the results of this Model with the results of the Appraisal Model to measure the attractiveness of a stock for purchase or sale.


    OPTIMIZATION. The Manager's portfolio optimization system attempts to construct a Fund portfolio that will outperform the relevant benchmark, while maintaining portfolio risk characteristics similar to those of the Fund's benchmark. The optimizer simultaneously considers both the results of the Manager's stock selection models and risk in determining the benefit to a portfolio of a particular transaction. No transaction will be executed unless the opportunity offered by a purchase or sale candidate sufficiently exceeds the potential of an existing holding to justify the transaction costs.

    TRADING. The Manager's trading system aggregates the recommended transactions for the Fund and determines the feasibility of each recommendation in light of the stock's liquidity, the expected transaction costs, and general market conditions. It relays target price information to a trader for each stock considered for purchase or sale. Trades are executed through any one of four trading strategies: traditional brokerage, networks, accommodation, and package or "basket" trades.

    The network arrangements the Manager has developed with Instinet Matching System (IMS), Portfolio System for Institutional Trading (POSIT), and the Arizona Stock Exchange (AZX) facilitate large volume trading with little or no price disturbance and low commission rates.

    Accommodative trading (also referred to herein as the Manager's "match system") allows institutional buyers and sellers of stock to electronically present the Manager with their "interest" lists each morning. Any matches between the inventory that the brokers have presented and the Manager's own recommended trades are signaled to the Manager's traders. Because the broker is doing agency business and has a client on the other side of the trade, the Manager expects that the other side will be accommodative in the price. The Manager's objective in using this match system is to execute most trades on the Manager's side of the bid/ask spread so as to minimize market impact.

    Package trades further allow the Manager to trade large lists of orders simultaneously using state of the art tools such as the Instinet Real-Time System, Instinet Order Matching System and Lattice Trading System. Those tools provide order entry, negotiation and execution capabilities, either directly to other institutions or electronically to the floor of the exchange. The advantages of using such systems include speed of execution, low commissions, anonymity and very low market impact.

    The Manager continuously monitors trading costs to determine the impact of commissions and price disturbances on the Fund's portfolio.

INDIVIDUALS RESPONSIBLE FOR THE FUND

    Each of the following General Partners of the Manager holds a greater than 5% interest in the Manager: Marlis S. Fritz and Kenneth Reid. Rosenberg Alpha L.P., a California limited partnership, is a limited partner of the Manager and holds a greater than 5% interest in the Manager. Barr M. Rosenberg, the Managing General Partner of the Manager, and his wife, June Rosenberg, each holds a greater than 5% general partnership interest in Rosenberg Alpha L.P.

    Management of the portfolio of the Fund is overseen by the Manager's General Partners who are responsible for the design and maintenance of the Manager's portfolio system, and by a portfolio manager who is responsible for research and monitoring the Fund's characteristic performance against the relevant benchmark and for monitoring cash balances. Dr. Rosenberg, Dr. Reid and F. William Jump, Jr., the portfolio manager, are responsible for the day-to-day management of the Fund's portfolio. Dr. Rosenberg and Dr. Reid both have been employed by the Manager since 1985. Mr. Jump has had numerous responsibilities including trading, applications programming, new product development and portfolio engineering since he joined the Manager in 1990. He received a B.A. from Swarthmore College in 1977 and a M.B.A. from The Wharton School, University of Pennsylvania in 1983.


MANAGEMENT CONTRACT


    Under a Management Contract with the Trust on behalf of the Fund, the Manager selects and reviews the Fund's investments and provides executive and other personnel for the management of the Trust. Pursuant to the Trust's Agreement and Declaration of Trust, as amended, the Board of Trustees supervises the affairs of the Trust as conducted by the Manager. In the event that the Manager ceases to be the manager of the Fund, the right of the Trust to use the identifying name "Barr Rosenberg" and/or "Rosenberg" may be withdrawn.

    The Fund will pay all other expenses incurred in the operation of the Fund, including, but not limited to, brokerage commissions and transfer taxes in connection with the Fund's portfolio transactions, all applicable taxes and filing fees, the fees and expenses for registration or qualification of its shares under the federal or state securities laws, the compensation of trustees who are not partners, officers or employees of the Manager, interest charges, expenses of issue or redemption of shares, charges of custodians, auditing and legal expenses, expenses of determining net asset value of Fund shares, expenses of reports to shareholders, expenses of meetings of shareholders, expenses of printing and mailing proxy statements to existing shareholders, expenses of mailing and printing prospectuses, and insurance premiums.

    In addition, the Fund has agreed to pay the Manager a quarterly management fee at the annual percentage rate of the Fund's average daily net assets set forth below. The Manager has voluntarily undertaken to waive some or all of its management fee and, if necessary, to bear certain expenses of the Fund until further notice to the extent required to limit the total annual operating expenses (exclusive of nonrecurring account fees, extraordinary expenses and dividends and interest paid on securities sold short) of the Fund to the percentage of the Fund's average daily net assets listed in the Expense Limitation column below. The Manager's fee for management of the Fund is higher than that paid by most other mutual funds although the Manager believes it is competitive with the fees for similar collective investment vehicles.

                                                                                   CONTRACTUAL
                                                                               MANAGEMENT FEE (AS     EXPENSE LIMITATION
                                                                              A % OF AVERAGE DAILY    (AS A % OF AVERAGE
                                                                                   NET ASSETS)         DAILY NET ASSETS)
                                                                              ---------------------  ---------------------
Barr Rosenberg VIT Market Neutral Fund......................................             1.90%                  2.00%

ADMINISTRATOR, TRANSFER AGENT AND CUSTODIAN


    BISYS Fund Services Ohio, Inc. (the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Trust's administrator and generally assists the Trust in all aspects of its administration and operation. As compensation for its administrative services, the Administrator receives a monthly fee based upon an annual percentage rate of 0.15% of the aggregate average daily net assets of the Trust.



    BISYS Fund Services Ohio, Inc. (the "Transfer Agent") serves as the Trust's transfer agent and provides disbursing services for the Trust. The principal business address of the Transfer Agent is 3435 Stelzer Road, Columbus, Ohio 43219.

    Custodial Trust Company (the "Custodian") serves as custodian of the assets of the Fund. The principal address of the Custodian is 101 Carnegie Center, Princeton, New Jersey 08540.

YEAR 2000 ISSUES

    Many services provided to the Fund depend on the smooth functioning of computer systems. Many systems in use today cannot distinguish between the year 1900 and the year 2000. Should any of the service systems fail to process information properly, that could have an adverse impact on the Fund's operations and services provided to shareholders. The Manager, Distributor, Servicing Agent, Transfer Agent, Custodian, Administrator and certain other service providers to the Fund have reported that each is working toward mitigating the risks associated with the so-called "year 2000 problem." However, there can be no assurance that the problem will be corrected in all respects and that the Fund's operations and services provided to shareholders will not be adversely affected.

                               PURCHASE OF SHARES

    Shares of the Fund may only be purchased by a separate account (a "Separate Account") of an insurance company (a "Participating Insurance Company"). This Prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this Prospectus.

    The offering price for shares of the Fund is the net asset value per share next determined after receipt of a purchase order. See "Determination of Net Asset Value." The minimum initial investment in the Fund is $1,000 and the minimum subsequent investment in the Fund is $500.

    For purposes of calculating the purchase price of Fund shares, a purchase order is received by the Trust on the day that it is in "good order" unless it is rejected by the Trust. For a purchase order of shares to be in "good order" on a particular day, a check or money order must be received on or before 4:00 p.m., New York Time of that day. If the consideration is received by the Trust after the deadline, the purchase price of Fund shares will be based upon the next determination of net asset value of Fund shares.

    The Trust reserves the right, in its sole discretion, to suspend the offering of shares of the Fund or to reject purchase orders when, in the judgment of the Manager, such suspension or rejection would be in the best interests of the Trust.

    Purchases of the Fund's shares may be made in full or in fractional shares of the Fund calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.

                              REDEMPTION OF SHARES


    The value of shares redeemed may be more or less than the original cost of those shares, depending on the market value of the investment securities held by the Fund at the time of the redemption. The Trust will redeem its shares at the net asset value next determined after the request is received in "good order." See "Determination of Net Asset Value" and the prospectus of the separate account of the specific insurance product that accompanies this Prospectus.


    If the Manager determines, in its sole discretion, that it would not be in the best interests of the remaining shareholders of the Fund to make a redemption payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of readily marketable securities held by the Fund in lieu of cash. Securities used to redeem Fund shares in kind will be valued in accordance with the Fund's procedures for valuation described under "Determination of Net Asset Value." Securities distributed by the Fund in kind will be selected by the Manager in light of the Fund's objective and will not generally represent a PRO RATA distribution of each security held in the Fund's portfolio. Investors may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

    The Trust may suspend the right of redemption and may postpone payment for more than seven days when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission, during periods when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to fairly determine the value of its net assets, or during any other period permitted by the Securities and Exchange Commission for the protection of investors.

                        DETERMINATION OF NET ASSET VALUE


    The net asset value of the Fund will be determined once on each day on which the New York Stock Exchange is open as of 4:00 p.m., New York Time. The net asset value per share of the Fund is determined by dividing the total market value of the Fund's portfolio investments and other assets, less any applicable liabilities, by the total outstanding shares of the Fund.



    Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or, if there is no such reported sale, at the most recent quoted bid price for long securities and at the most recent quoted ask price for securities sold short. Portfolio securities listed on the Nasdaq Stock Market are valued at the closing price on each business day if traded on such day, or, if there is no such reported sale, at the most recent quoted bid price for long securities and at the most recent quoted ask price for securities sold short. Price information on listed securities is generally taken from the closing price on the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and at the most recent quoted ask price for securities sold short, except that debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees of the Trust or by persons acting at their direction.


                                 DISTRIBUTIONS

    The Fund intends to pay out as dividends substantially all of its net investment income (which comes from dividends and any interest it receives from its investments and net short-term capital gains). The Fund also intends to distribute substantially all of its net long-term capital gains, if any, after giving effect to any available capital loss carryover. The Fund's policy is to declare and pay distributions of its dividends and interest annually although it may do so more frequently as determined by the Trustees of the Trust. The Fund's policy is to distribute net short-term capital gains and net long-term gains annually, although it may do so more frequently as determined by the Trustees of the Trust to the extent permitted by applicable regulations.

    All dividends and/or distributions will be paid out in the form of additional shares of the Fund at net asset value unless an election is made on behalf of a separate account to receive distributions in cash.


                                     TAXES

    The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to insurance company separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.


    Internal Revenue Service regulations applicable to variable annuity and variable life insurance separate accounts generally require that portfolios that serve as the funding vehicles solely for such separate accounts invest no more than 55% of the value of their assets in one investment, 70% in two investments, 80% in three investments and 90% in four investments. Alternatively, a portfolio will be treated as meeting these requirements for any quarter of its taxable year if, as of the close of such quarter, the portfolio meets the diversification requirements applicable to regulated investments companies and no more than 55% of the value of its total assets consists of cash and cash items (including receivables), U.S. government securities and securities of other regulated investment companies. The Fund intends to comply with at least one of these requirements.


    If the Fund's investments are not "adequately diversified" under these requirements, income with respect to variable contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the variable contracts and income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences also could ensue.

    Fund investments in foreign securities may be subject to withholding taxes at the source on dividend or interest payments. In that case, the Fund's yield on those securities would be decreased.

    The foregoing is a general summary of the federal income tax consequences of investing in the Fund. Please refer to the prospectus for your separate account and variable contract for information regarding the federal income tax treatment of variable contracts in general and of distributions to your separate account in particular. See "Income Dividends, Distributions and Tax Status" in the Trust's Statement of Additional Information for more information on taxes.

                DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES

    The Trust is designed to serve as a funding vehicle for insurance company separate accounts associated with variable annuity contracts and variable life insurance policies. The Trust presently intends to serve as a funding vehicle for variable annuity contracts and variable life insurance policies offered by separate accounts of various life insurance companies. You should consult the prospectus issued by the relevant insurance company for more information about a separate account.

    The Trust is a diversified open-end series management investment company organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated March 1, 1998, as amended from time to time (the "Declaration of Trust").

    The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Interests in the Fund are represented by shares of the Fund. The Declaration of Trust also permits the Trustees, without shareholder approval, to subdivide any series of shares into various sub-series of shares with such preferences and other rights as the Trustees may designate. While the Trustees have no current intention to exercise this power, it is intended to allow them to provide for an equitable allocation of the impact of any future regulatory requirements which might affect various classes of shareholders differently. The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust, terminate a series of the Trust or merge two or more existing portfolios. Shareholders' investments in such a portfolio would be evidenced by a separate series of shares.

    All shares of the Fund have identical voting rights. Shares are freely transferable, are entitled to dividends as declared by the Trustees and, in liquidation of the Fund's portfolio, are entitled to receive the net assets of such portfolio. The Trust does not generally hold annual meetings of shareholders and will do so only when required by law. Shareholders holding a majority of the outstanding shares may remove Trustees by votes cast in person or by proxy at a meeting of shareholders or by written consent.

    The Trust may, in the future, offer shares of the Fund directly to qualified pension and profit-sharing plans.


    Although conflicts of interest may potentially arise from the sale of the Fund's shares to variable annuity contract-owners and variable life insurance policy-owners of affiliated and unaffiliated insurance companies, the Trust currently does not foresee any disadvantages to policy-owners and contract-owners because the Trust offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts of interest which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in the Fund. This might force the Fund to sell portfolio securities at disadvantageous prices.


    The Declaration of Trust provides for the perpetual existence of the Trust. The Trust, may, however, be terminated at any time by vote of at least two-thirds of the outstanding shares of each series of the Trust.

    Shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the risk of a shareholder incurring financial loss on account of that liability is considered remote since it may arise only in very limited circumstances.

                               OTHER INFORMATION

    The Fund's investment performance may from time to time be included in advertisements about the Fund. Total return for the Fund is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the redemption value of the investment in the Fund at the end of such period (assuming immediate reinvestment of any dividends or capital gains distributions). All data are based on the Fund's past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio and the Fund's operating expenses. Investment performance also often reflects the risks associated with the Fund's investment objective and policies. These factors should be considered when comparing the Fund's investment results with those of other mutual funds and other investment vehicles. Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect.

    Performance information presented for the Fund should not be compared directly with performance information of other insurance products without taking into account insurance-related charges and expenses payable with respect to these insurance products. Insurance-related charges and expenses are not reflected in the Fund's performance information. As a result of such insurance-related charges and expenses, an investor's return under the insurance product would be lower.

                             SHAREHOLDER INQUIRIES

    Shareholders may direct inquiries to the Trust at Barr Rosenberg Variable Insurance Trust, P.O. Box 182495, Columbus, Ohio 43219-2495.

SHAREHOLDER SERVICES
1-925-254-6464

Additional Information about the Manager may be found on the World Wide Web at http://www.riem.com

BARR ROSENBERG VARIABLE INSURANCE TRUST
3435 Stelzer Road
Columbus, Ohio 43219

MANAGER
Rosenberg Institutional Equity Management
Four Orinda Way, Building E
Orinda, CA 94563


ADMINISTRATOR, TRANSFER AND
DIVIDEND PAYING AGENT
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219


CUSTODIAN OF ASSETS
Custodial Trust Company
101 Carnegie Center
Princeton, NJ 08540

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
555 California Street
San Francisco, CA 94104

LEGAL COUNSEL
Ropes & Gray
One International Place
Boston, MA 02110

                  SUBJECT TO COMPLETION, DATED NOVEMBER 25, 1998

                      BARR ROSENBERG VARIABLE INSURANCE TRUST

                       BARR ROSENBERG VIT MARKET NEUTRAL FUND

                        STATEMENT OF ADDITIONAL INFORMATION
                                 NOVEMBER __, 1998



     This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the prospectus of the Barr Rosenberg VIT Market Neutral Fund of Barr Rosenberg Variable Insurance Trust dated November __, 1998 (the "Prospectus") and should be read in conjunction therewith. A copy of the Prospectus may be obtained from Barr Rosenberg Variable Insurance Trust, 3435 Stelzer Road, Columbus, Ohio 43219.

                                 TABLE OF CONTENTS




                                                                            PAGE
INVESTMENT OBJECTIVE AND POLICIES. . . . . . . . . . . . . . . . . . . . . . 3

MISCELLANEOUS INVESTMENT PRACTICES . . . . . . . . . . . . . . . . . . . . . 3

INVESTMENT RESTRICTIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . 4

INCOME DIVIDENDS, DISTRIBUTIONS AND TAX STATUS . . . . . . . . . . . . . . . 6

MANAGEMENT OF THE TRUST. . . . . . . . . . . . . . . . . . . . . . . . . . . 8

INVESTMENT ADVISORY AND OTHER SERVICES . . . . . . . . . . . . . . . . . . . 9

PORTFOLIO TRANSACTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . .11

TOTAL RETURN CALCULATIONS. . . . . . . . . . . . . . . . . . . . . . . . . .13

DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES . . . . . . . . . . . . . .14

DETERMINATION OF NET ASSET VALUE . . . . . . . . . . . . . . . . . . . . . .16

PURCHASE AND REDEMPTION OF SHARES. . . . . . . . . . . . . . . . . . . . . .16

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . .16

                          INVESTMENT OBJECTIVE AND POLICIES

     The investment objective and policies of the Barr Rosenberg VIT Market Neutral Fund (the "Fund") of Barr Rosenberg Variable Insurance Trust (the "Trust") are summarized on the front page of the Prospectus and in the text of the Prospectus under the headings "Investment Objective and Policies" and "General Description of Risks and Fund Investments."

     In addition, the following is an additional description of certain investments of the Fund.

     SHORT SALES. The Fund will seek to realize additional gains through short sales. Short sales are transactions in which a Fund sells a security it does not own, in anticipation of a decline in the value of that security relative to the long positions held by the Fund. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the Fund's custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. The Fund also will incur transaction costs in effecting short sales.


     The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund may realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price.


                         MISCELLANEOUS INVESTMENT PRACTICES


     PORTFOLIO TURNOVER. A change in securities held by the Fund is known as "portfolio turnover" and almost always involves the payment by the Fund of brokerage commissions or dealer markup and other transaction costs on the sale of securities as well as on the reinvestment of the proceeds in other securities. Portfolio turnover is not a limiting factor with respect to investment decisions. As disclosed in the Prospectus, high portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. See "Portfolio Transactions."

     NOTICE ON SHAREHOLDER APPROVAL. Unless otherwise indicated in the Prospectus or this Statement of Additional Information, the investment objective and policies of the Fund may be changed without shareholder approval.

                              INVESTMENT RESTRICTIONS

     Without a vote of the majority of the outstanding voting securities of the Fund, the Trust will not take any of the following actions with respect to the
Fund:

          (1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of the Fund's total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased. Short sales and related borrowings of securities are not subject to this restriction.

          (2) Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 10% of the Fund's total assets (taken at cost) and then only to secure borrowings permitted by Restriction 1 above. (For the purposes of this restriction, collateral arrangements with respect to options, short sales, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. Collateral arrangements with respect to swaps and other derivatives are also not deemed to be a pledge or other encumbrance of assets.)

          (3) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.)

          (4) Make short sales of securities or maintain a short position if, when added together, more than 100% of the value of the Fund's net assets would be (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales, and (ii) allocated to segregated accounts in connection with short sales. Short sales "against the box" are not subject to this limitation.

          (5) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, the Fund may be deemed to be an underwriter under federal securities laws.

          (6) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate.

          (7) Concentrate more than 25% of the value of its total assets in any one industry.

          (8) Invest in securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), or by an exemptive order issued by the Securities and Exchange Commission.

          (9) Purchase or sell commodities or commodity contracts except that each of the Funds may purchase and sell stock index and other financial futures contracts and options thereon.

          (10) Make loans, except by purchase of debt obligations or by entering into repurchase agreements or through the lending of the Fund's portfolio securities.

          (11) Issue senior securities. (For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (2) above; any borrowing permitted by restriction (1) above; short sales permitted by restriction (4) above; any collateral arrangements with respect to short sales, swaps, options, future contracts and options on future contracts and with respect to initial and variation margin; and the purchase or sale of options, future contracts or options on future contracts.)

     It is contrary to the present policy of the Fund, which may be changed by the Trustees of the Trust without shareholder approval, to:

          (a) Invest in warrants or rights (other than warrants or rights acquired by the Fund as a part of a unit or attached to securities at the time of purchase).

          (b) Write, purchase or sell options on particular securities (as opposed to market indices).

          (c) Buy or sell oil, gas or other mineral leases, rights or royalty contracts.

          (d) Make investments for the purpose of exercising control of a company's management.

          (e) Invest in (a) securities which at the time of investment are not readily marketable and (b) repurchase agreements maturing in more than seven days if, as a result, more than 15% of the Fund's net assets (taken at current value) would then be invested in such securities.

     Unless otherwise indicated, all percentage limitations on investments set forth herein and in the Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

     The phrase "shareholder approval," as used in the Prospectus and herein, and the phrase "vote of a majority of the outstanding voting securities," as used herein, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or the Trust, as the case may be, or (2) 67% or more of the shares of the Fund or the Trust, as the case may be, present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

                   INCOME DIVIDENDS, DISTRIBUTIONS AND TAX STATUS

     The tax status of the Fund and the distributions which it may make are summarized in the Prospectus under the headings "Distributions" and "Taxes." The Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify as a "regulated investment company" and to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer (other than U.S. Government securities or securities of other regulated investment companies); and (c) distribute annually at least 90% of the sum of its taxable net investment income, its net tax-exempt income (if any), and, the excess, if any, of net short-term capital gains over net long-term capital losses for such year. To the extent the Fund qualifies for treatment as a regulated investment company, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions.

     Section 817(h) of the Code requires that the investments of a segregated asset account (a "Separate Account") of an insurance company be "adequately diversified" as provided therein or in accordance with U.S. Treasury Regulations in order for the account to serve as the basis for variable annuity contracts ("VA contracts") or variable life insurance policies ("VLI policies").

The Fund intends to comply with applicable requirements so that the Fund's investments are "adequately diversified" for this purpose. Section 817(h) and the U.S. Treasury Regulations issued thereunder provide the manner in which a segregated asset account will treat investments in a regulated investment company for purposes of the diversification requirements. If the Fund satisfies certain conditions, a segregated asset account owning shares of the Fund will be treated as owning multiple investments consisting of the account's proportionate share of each of the assets of the Fund. The Fund intends to satisfy these conditions so that the shares of the Fund owned by a segregated asset account of an insurance company depositor will be treated as multiple investments. If, however, the Fund is not "adequately diversified" within the meaning of Section 817(h) of the Code, the VA contracts and VLI policies supported by the Fund would not be treated as annuity or life insurance contracts, as the case may be, for any period (or subsequent period) during which the Fund is not "adequately diversified."

     As described in the Prospectus under the heading "Distributions," the Fund intends to pay out substantially all of its ordinary income and net short-term capital gains, and to distribute substantially all of its net capital gains, if any, after giving effect to any available capital loss carryover. Net capital gain is the excess of net gains from assets held for more than one year over net losses from capital assets held for not more than one year. In order to avoid an excise tax imposed on certain undistributed income, the Fund must distribute prior to each calendar year end without regard to the Fund's fiscal year end (i) 98% of the Fund's ordinary income, and (ii) 98% of the Fund's capital gain net income, if any, realized in the one-year period ending on October 31.

     Assuming that the Separate Accounts meet the requirements of Section 817, distributions from the Fund will not be subject to federal income tax currently on dividends or distributions from the Fund. Each organization or entity should review its own circumstances and the federal tax treatment of its income.




     Investment in an entity that qualifies as a "passive foreign investment company" under the Code could subject the Fund to a U.S. federal income tax or other charge on certain "excess distributions" with respect to the investment and on the proceeds from the disposition of the investment; however, this tax can be avoided by making an election to mark such investments to market annually. Other elections may also be available.

     THE TAX DISCUSSION SET FORTH ABOVE IS A SUMMARY INCLUDED FOR GENERAL INFORMATION PURPOSES ONLY. PLEASE REFER TO THE PROSPECTUS FOR THE SEPARATE ACCOUNTS AND THE VARIABLE CONTRACT FOR INFORMATION REGARDING THE FEDERAL INCOME TAX TREATMENT OF VARIABLE CONTRACTS IN GENERAL AND DISTRIBUTIONS TO THE SEPARATE ACCOUNT IN PARTICULAR. THIS DISCUSSION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING.

                              MANAGEMENT OF THE TRUST

     The Trustees and officers of the Trust and their principal occupations during the past five years are as follows:



Kenneth Reid* (49)       General Partner and Director of
President, Trustee       Research, Rosenberg Institutional Equity
                         Management, June 1986 to present.

Marlis S. Fritz (49)     General Partner and Director of
Vice President           Marketing, Rosenberg Institutional
                         Equity Management, April 1985 to
                         present.


Nils H. Hakansson (61)   Sylvan C. Coleman Professor of Finance
Trustee                  and Accounting, Haas School of Business,
                         University of California, Berkeley, June
                         1969 to present.  Director, Supershare
                         Services Corporation (investment
                         management), Los Angeles, California,
                         November 1989 to 1995.

William F. Sharpe (64)   STANCO 25 Professor of Finance, Stanford
Trustee                  University.  Chairman, Financial Engines
                         Incorporated, Los Altos, California
                         (electronic investment advice), March
                         1996 to present.

Po-Len Hew (32)          Accounting Manager, Rosenberg
Treasurer                Institutional Equity Management, October
                         1989 to present.


Edward H. Lyman (55)     Executive Vice President, Barr Rosenberg
Vice President           Investment Management, Inc., and General
                         Counsel to the Rosenberg Group of
                         companies, 1990 to present.

Sara Ronan (39)          Paralegal, Rosenberg Institutional
Clerk                    Equity Management, September 1997 to
                         present; Director of Marketing, MIG
                         Realty Advisors, January 1996 to
                         September 1997; Vice President,
                         Liquidity Financial Advisors, May 1985
                         to January 1996.


---------------

* Trustees who are "interested persons" (as defined in the 1940 Act) of the Trust or the Manager.

     The mailing address of each of the officers and Trustees is c/o Barr Rosenberg Variable Insurance Trust, 3435 Stelzer Road, Columbus, OH 43219.

     The principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers.


     The Trust pays the Trustees other than those who are interested persons of the Trust or Manager an annual fee of $7590 plus $3300 for each meeting attended. The Trust does not pay any pension or retirement benefits for its Trustees. The Trust does not pay any compensation to officers or Trustees of the Trust other than those Trustees who are not interested persons of the Trust or Manager. The following table sets forth information concerning the estimated total compensation paid to each of the Trustees who are not interested persons of the Trust or Manager in the current fiscal year:



                                  COMPENSATION TABLE



                                                           (3)                                       (5)
                                     (2)           PENSION OR RETIREMENT         (4)           ESTIMATED TOTAL
                             ESTIMATED AGGREGATE     BENEFITS ACCRUED      ESTIMATED ANNUAL   COMPENSATION FROM
           (1)                   COMPENSATION          AS PART OF             BENEFITS          TRUST AND FUND
NAME OF PERSON, POSITION        FROM TRUST (a)       TRUST EXPENSES        UPON RETIREMENT       COMPLEX (a)
------------------------        -------------        --------------        ---------------       -----------

Nils H. Hakansson                $24,090.00                $0                    $0              $82,665.00
Trustee

William F. Sharpe                $24,090.00                $0                    $0              $82,665.00
Trustee


(a) Estimated compensation payable to the independent Trustees for service during the current fiscal year.


     Messrs. Reid and Lyman and Ms. Fritz, Hew and Ronan each being a general partner, limited partner, officer or employee of the Manager, will each benefit from the management fees paid by the Trust to the Manager, but receive no direct compensation from the Trust.




                       INVESTMENT ADVISORY AND OTHER SERVICES

MANAGEMENT CONTRACT

     As disclosed in the Prospectus under the heading "Management of the Trust," under a management contract (a "Management Contract") between the Trust, on behalf of the Fund, and Rosenberg Institutional Equity Management (the "Manager"), subject to the control of the Trustees of the Trust and such policies as the Trustees may determine, the Manager will furnish continuously an investment program for the Fund and will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities. Subject to the control of the Trustees, the Manager furnishes office space and equipment, provides certain bookkeeping and clerical services and pays all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with the Manager. As indicated under "Portfolio Transactions -- Brokerage and Research Services," the Trust's portfolio transactions may be placed with broker-dealers which furnish the Manager, at no cost, certain research, statistical and quotation services of value to the Manager in advising the Trust or its other clients.


     As disclosed in the Prospectus, the Fund has agreed to pay the Manager a quarterly management fee at the annual percentage rate of the Fund's average daily net assets set forth in the Prospectus. The Manager has informed the Trust that it will voluntarily waive some or all of its management fees under the Management Contract and, if necessary, will bear certain expenses of the Fund until further notice so that the Fund's total annual operating expenses (exclusive of nonrecurring account fees, and extraordinary expenses and dividends and interest paid on securities sold short) will not exceed the percentage of the Fund's average daily net assets set forth in the Prospectus. In addition, the Manager's compensation under the Management Contract is subject to reduction to the extent that in any year the expenses of the Fund (including investment advisory fees but excluding taxes, portfolio brokerage commissions and any distribution expenses paid by a class of shares of the Fund pursuant to a distribution plan or otherwise) exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the Fund are qualified for offer and sale.


     The Management Contract provides that the Manager shall not be subject to any liability to the Trust or to any shareholder of the Trust in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties thereunder.

     The Management Contract will continue in effect for a period of no more than two years from the date of its execution only so long as its continuance is approved at least annually by (i) vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of the Manager or the Trust, and by (ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the Fund. The Management Contract automatically terminates on assignment, and is terminable on not more than 60 days' written notice by the Trust to the Manager.

     In addition, the Management Contract may be terminated on not more than 60 days' written notice by the Manager to the Trust.

     As disclosed in the Prospectus, the general partners of the Manager are Barr M. Rosenberg, Marlis S. Fritz and Kenneth Reid. Each of these persons may be deemed a controlling person of the Manager.

     As discussed in this Statement of Additional Information under the heading "Management of the Trust," Marlis S. Fritz is Vice President of the Trust as well as a general partner of the Manager; and Kenneth Reid is a Trustee and President of the Trust as well as a general partner and Director of Research of the Manager.

ADMINISTRATIVE SERVICES


     The Trust has entered into a Fund Administration Agreement with BISYS Fund Services Ohio, Inc. (the "Administrator") pursuant to which the Administrator provides certain management and administrative services necessary for the Fund's operations including: (i) general supervision of the operation of the Fund including coordination of the services performed by the Fund's investment adviser, transfer agent, custodian, independent accountants and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions, and preparation of proxy statements and shareholder reports for the Fund; (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Fund's officers and Board of Trustees; and (iii) furnishing office space and certain facilities required for conducting the business of the Fund. For these services, the Administrator is entitled to receive a fee, payable monthly, at the annual rate of 0.15% of the average daily net assets of the Trust. The Trust has also entered into a Fund Accounting Agreement with BISYS Fund Services Ohio, Inc., (the "Fund Accountant") pursuant to which the Fund Accountant provides certain accounting services necessary for the Fund's operations. For these services, the Fund Accountant is entitled to receive an annual fee of $30,000.


CUSTODIAL ARRANGEMENTS. Custodial Trust Company ("CTC"), 100 Carnegie Center, Princeton, NJ 08540, is the Trust's custodian. As such, CTC holds in safekeeping certificated securities and cash belonging to the Trust and, in such capacity, is the registered owner of securities in book-entry form belonging to the Fund. Upon instruction, CTC receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities.


INDEPENDENT ACCOUNTANTS. The Trust's independent accountants are PricewaterhouseCoopers LLP, 555 California Street, San Francisco, California 94104. PricewaterhouseCoopers LLP conducts an annual audit of the Trust's financial statements, assists in the preparation of the Trust's federal and state income tax returns and the Trust's filings with the Securities and Exchange Commission, and consults with the Trust as to matters of accounting and federal and state income taxation.


                               PORTFOLIO TRANSACTIONS

     INVESTMENT DECISIONS. The purchase and sale of portfolio securities for the Fund and for the other investment advisory clients of the Manager are made by the Manager with a view to achieving each client's investment objective. For example, a particular security may be purchased or sold on behalf of certain clients of the Manager even though it could also have been purchased or sold for other clients at the same time.

     Likewise, a particular security may be purchased on behalf of one or more clients when the Manager is selling the same security on behalf of one or more other clients. In some instances, therefore, the Manager, acting for one client may sell indirectly a particular security to another client. It also happens that two or more clients may simultaneously buy or sell the same security, in which event purchases or sales are effected prorata on the basis of cash available or other equitable basis so as to avoid any one account's being preferred over any other account.

     BROKERAGE AND RESEARCH SERVICES. Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different brokers. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid for such securities usually includes an undisclosed dealer commission or mark up. In placing orders for the portfolio transactions of the Fund, the Manager will seek the best price and execution available, except to the extent it may be permitted to pay higher brokerage commissions for brokerage and research services as described below. The determination of what may constitute best price and execution by a broker-dealer in effecting a securities transaction involves a number of considerations, including, without limitation, the overall net economic result to the Fund (involving price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, availability of the broker to stand ready to execute possibly difficult transactions in the future and the financial strength and stability of the broker. Because of such factors, a broker-dealer effecting a transaction may be paid a commission higher than that charged by another broker-dealer. Most of the foregoing are judgmental considerations.

     Over-the-counter transactions often involve dealers acting for their own account. It is the Manager's policy to place over-the-counter market orders for the Fund with primary market makers unless better prices or executions are available elsewhere.

     Although the Manager does not consider the receipt of research services as a factor in selecting brokers to effect portfolio transactions for the Fund, the Manager will receive such services from brokers who are expected to handle a substantial amount of the Fund's portfolio transactions. Research services may include a wide variety of analyses, reviews and reports on such matters as economic and political developments, industries, companies, securities and portfolio strategy. The Manager uses such research in servicing other clients as well as the Trust.


     As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, and subject to such policies as the Trustees of the Trust may determine, the Manager may pay an unaffiliated broker or dealer that provides "brokerage and research services" (as defined in that Act) to the Manager an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction.

                              TOTAL RETURN CALCULATIONS

     The Fund computes its average annual total return by determining the average annual compounded rates of return during specified periods that would equate the initial amount invested in a particular share class to the ending redeemable value of such investment in the class, according to the following formula:

                                 n
                         P(1 + T) = ERV

     Where:

T    =    Average annual total return

ERV  =    Ending redeemable value of a hypothetical $1,000 payment made at the beginning of a period at the end of such period

P    =    A hypothetical initial payment of $1,000

n    =    Number of years

     The calculation of average annual total return assumes that any dividends and distributions are reinvested immediately, rather than paid to the investor in cash. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

     Unlike bank deposits or other investments that pay a fixed yield or return for a stated period of time, the return for the Fund will fluctuate from time to time and does not provide a basis for determining future returns. Average annual total return is based on many factors, including market conditions, the composition of the Fund's portfolio and the Fund's operating expenses.

PERFORMANCE COMPARISONS


     Investors may judge the performance of the Fund by comparing it to the performance of other mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation and to data prepared by Lipper Analytical Services, Inc., a widely-recognized independent service which monitors the performance of mutual funds. Comparisons may also be made to indices or data published in MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL, MORNINGSTAR, INC., IBBOTSON ASSOCIATES, CDA/WIESENBERGER, THE NEW YORK TIMES, BUSINESS WEEK, U.S.A. TODAY, INSTITUTIONAL INVESTOR and other periodicals. In addition to performance information, general information about the Fund that appears in a publication such as those mentioned above may be included in advertisements, sales literature and reports to shareholders. The Fund may also include in advertisements and reports to shareholders information discussing the performance of the Manager in comparison to other investment advisers and to other institutions.

     From time to time, the Trust may include the following types of information in advertisements, supplemental sales literature and reports to shareholders: discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for the Fund; (5) descriptions of investment strategies for the Fund; (6) descriptions or comparisons of various investment products, which may or may not include the Fund; (7) comparisons of investment products (including the Fund) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons that have invested in the Fund. The Trust may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund.

                  DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES

     As more fully described in the Prospectus, the Trust is a diversified open-end series investment company organized as a Massachusetts business trust.

     A copy of the Agreement and Declaration of Trust of the Trust, as amended (the "Declaration of Trust"), is on file with the Secretary of The Commonwealth of Massachusetts. The fiscal year of the Trust ends on March 31. The Trust changed its name to "Barr Rosenberg Variable Insurance Trust" from "Barr Rosenberg Variable Trust" on March 27, 1998.

     Interests in the Trust's portfolios are currently represented by shares of one series, the Barr Rosenberg VIT Market Neutral Fund, issued pursuant to the Declaration of Trust. The rights of shareholders and powers of the Trustees of the Trust with respect to such shares are described in the Prospectus.

     The Declaration of Trust provides for the perpetual existence of the Trust. The Trust may, however, be terminated at any time by vote of at least two-thirds of the outstanding shares of the Trust.

VOTING RIGHTS


     Shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and will vote (to the extent provided herein) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

     There will normally be no meetings of shareholders for the purpose of electing Trustees, except that in accordance with the 1940 Act (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by the holders of at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

     No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust's name or to cure technical problems in the Declaration of Trust and (ii) to establish, designate or modify new and existing series, sub-series or classes of shares of any series of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations.

SHAREHOLDER AND TRUSTEE LIABILITY

     Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of all the property of the Fund for all loss and expense of any shareholder of that Fund held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund is unable to meet its obligations.

     The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The Declaration of Trust also provides for indemnification by the Trust of the Trustees and the officers of the Trust against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Declaration of Trust that such Trustees are liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. In addition, the Manager has agreed to indemnify each Trustee who is not "an interested person" of the Trust to the maximum extent permitted by the 1940 Act against any liabilities arising by reason of such Trustee's status as a Trustee of the Trust.

     The officers and trustees of the Trust, as a group, own less than 1% of the outstanding shares of the Trust.

                          DETERMINATION OF NET ASSET VALUE


     As indicated in the Prospectus, the net asset value of the Fund share is determined as of 4:00 p.m., New York Time on each day on which the New York Stock Exchange is open for trading.


     The Trust expects that the days, other than weekend days, that the New York Stock Exchange will not be open are Independence Day (observed), Labor Day, Thanksgiving Day Christmas Day, New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday and Memorial Day.

     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or, if there is no such reported sale, at the most recent quoted bid price. Price information on listed securities is generally taken from the closing price on the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price, except that debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees of the Trust or by persons acting at their direction.

                         PURCHASE AND REDEMPTION OF SHARES

     The procedures for purchasing shares of the Fund and for determining the offering price of such shares are described in the Prospectus.


                                FINANCIAL STATEMENTS


     The financial statements in this Statement of Additional Information have been audited by PricewaterhouseCoopers LLP, independent accountants, and have been so included in reliance upon the report of said firm, which report is given upon their authority as experts in auditing and accounting.

                         Barr Rosenberg VIT Market Neutral Fund
                          Statement of Assets and Liabilities
                                   November 16, 1998

ASSETS:
Cash                                                              $    100,000
     Total Assets                                                      100,000

LIABILITIES:
                                                                         -
                                                                  ------------
NET ASSETS:                                                       $    100,000
                                                                  ------------
                                                                  ------------

NET ASSETS CONSIST OF:
     Capital                                                      $    100,000
                                                                  ------------
                                                                  ------------

                                                                  ------------
NET ASSETS:                                                       $    100,000
                                                                  ------------
                                                                  ------------

                                                                  ------------
SHARES OUTSTANDING:                                                     10,000
                                                                  ------------
                                                                  ------------

NET ASSET VALUE:
     Offering and redemption price per share                      $      10.00
                                                                  ------------
                                                                  ------------

See notes to Statement of Assets and Liabilities.

                        BARR ROSENBERG VIT MARKET NEUTRAL FUND
                     NOTES TO STATEMENT OF ASSETS AND LIABILITIES
                                  November 16, 1998

1.   ORGANIZATION

     The Barr Rosenberg Variable Insurance Trust (the "Trust") was organized as a Massachusetts business trust on March 1, 1998. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). There are an unlimited number of authorized units of beneficial interest ("shares") of the Trust which may be divided into an unlimited number of series of shares. Currently, there is one series; the Barr Rosenberg VIT Market Neutral Fund (the "Fund").

     The objective of the Fund is to seek long term capital appreciation, while maintaining minimal exposure to general equity market risk. The Fund seeks to achieve its objective by taking long positions in stocks principally traded in the markets of the United States that Rosenberg Institutional Equity Management (the "Manager") has identified as undervalued and short positions in such stocks that the Manager has identified as overvalued.

2.   SIGNIFICANT ACCOUNTING POLICIES

     ORGANIZATION EXPENSE. All costs incurred by the Trust in connection with the organization of the Fund and the initial public offering of shares of the Fund, principally professional fees and printing, were paid on behalf of the Trust by the Manager.

     FEDERAL INCOME TAXES: The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of taxable income to its shareholders which will be sufficient to relieve it from all or substantially all federal income taxes.

     USE OF ESTIMATES: Estimates and assumptions are required to be made regarding assets and liabilities when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

3.   RELATED PARTY TRANSACTIONS

     Rosenberg Institutional Equity Management (the "Manager") will serve as the investment adviser of the Fund. Under the terms of an investment advisory agreement between the Trust and the Manager , the Manager will be entitled to receive fees based on a percentage of the average net assets of the Fund. The Fund will pay the Manager an annual rate of 1.90% of the Fund's average daily net assets. The Manager has undertaken to waive its management fee and bear certain expenses in order to limit the total annual operating expenses to 2.00% of the Funds average daily net assets.

     As part of the Fund's organization the Fund has issued in a private placement 10,000 shares of beneficial interest to the Manager at $10.00 a share.


     BISYS Fund Services Ohio, Inc. ("BISYS"), a wholly-owned subsidiary of The BISYS Group, Inc., will serve as the administrator for the Fund. BISYS Fund Services Ohio, Inc. will serve as transfer agent for and provide fund accounting services to the Trust.


     Certain officers of the Trust are affiliated with the Manager or BISYS. Such persons are not paid directly by the Trust for serving in those capacities.

                          REPORT OF INDEPENDENT ACCOUNTANTS



To the Shareholders and Trustees of
Barr Rosenberg VIT Market Neutral Fund

In our opinion, the accompanying statement of assets and liabilities present fairly, in all material respects, the financial position of Barr Rosenberg VIT Market Neutral Fund (the "Fund") at November 16, 1998, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
San Francisco, California
November 16, 1998

                             PART C. OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

     (a)  Financial Statements.


          See "Financial Statements" in the Statement of Additional
          Information.


     (b)  Exhibits:


          (1)(a) Agreement and Declaration of Trust of the Registrant -- incorporated by reference to the Registration Statement filed on April 20, 1998;



          (1)(b) Amendment No. 1 to Agreement and Declaration of Trust of the Registrant -- incorporated by reference to the Registration Statement filed on April 20, 1998;



          (2) By-Laws of the Registrant --incorporated by reference to the Registration Statement filed on April 20, 1998;


          (3)       None;

          (4)       None;


          (5) Form of Management Contract between the Registrant on behalf of its Barr Rosenberg VIT Market Neutral Fund and Rosenberg Institutional Equity Management --incorporated by reference to the Registration Statement filed on April 20, 1998;


          (6)       None;

          (7)       None;


          (8) (a) Form of Custody Agreement between the Registrant and Custodial Trust Company - incorporated by reference to Pre-effective Amendment No. 1 to the Registration Statement filed on October 30, 1998;



               (b) Form of Special Custody Account Agreement among the Registrant, Custodial Trust Company and Bear, Stearns Securities Corp. -- incorporated by reference to Pre-effective Amendment No. 1 to the Registration Statement filed on October 30, 1998;

          (9) (a) Transfer Agency Agreement between the Registant and BISYS Fund Services Ohio, Inc. -- incorporated by reference to Pre-effective Amendment No. 1 to the Registration Statement filed on October 30, 1998;



               (b)  (i)  Form of Notification of Expense Limitation by Rosenberg
                         Institutional Equity Management to the Barr Rosenberg VIT Market Neutral Fund -- incorporated by reference to the Registration Statement filed on April 20, 1998;


                    (ii) Form of Notification of Expense Limitation by
                         Rosenberg Institutional Equity Management to the Barr Rosenberg VIT Market Neutral Fund -- filed herewith.


               (c) Fund Administration Agreement between the Registrant and BISYS Fund Services Ohio, Inc. -- incorporated by reference to Pre-effective Amendment No. 1 to the Registration Statement filed on October 30, 1998;



               (d) Fund Accounting Agreement between the Registrant and BISYS Fund Services Ohio, Inc. -- incorporated by reference to Pre-effective Amendment No. 1 to the Registration Statement filed on October 30, 1998;



          (10)      Opinion of Ropes & Gray -- filed herewith;



          (11)      Consent of PricewaterhouseCoopers LLP -- filed herewith;


          (12)      None;


          (13) Investment letter regarding initial capital -- filed herewith;


          (14)      None;

          (15)      None;

          (16)      Not Applicable;

          (17)      Not Applicable;

          (18)      Not Applicable;


          (19) Power of Attorney of Po-Len Hew --incorporated by reference to the Registration Statement filed on April 20, 1998; Power of Attorney of Nils H. Hakansson and William F. Sharpe -- incorporated by reference to Pre-effective Amendment No. 1 to the Registration Statement filed on October 30, 1998.


ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     The Board of Trustees of Registrant is substantially similar to the Board of Trustees of other funds advised by Rosenberg Institutional Equity Management. In addition, the officers of these funds are substantially identical. Nonetheless, the Registrant takes the position that it is not under common control with these other funds since the power residing in the respective boards and officers arises as the result of an official position with the respective funds.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.



     As of November 30, 1998, there was one record holder of shares of the Registrant.


ITEM 27.  INDEMNIFICATION.


     Article VIII of the Registrant's Agreement and Declaration of Trust reads as follows (referring to the Registrant as the "Trust"):

                                     ARTICLE VIII
                                   Indemnification

     SECTION 1. TRUSTEES, OFFICERS, ETC. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking,
(b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

     SECTION 2. COMPROMISE PAYMENT. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person is liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person is not liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such indemnification would not protect such Person against any liability to the Trust to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

     SECTION 3. INDEMNIFICATION NOT EXCLUSIVE. The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which such Covered Person may be entitled. As used in this Article VIII, the term "Covered Person" shall include such person's heirs, executors and administrators and a "disinterested Trustee" is a Trustee who is not an "interested person" of the Trust as defined in Section 2(a)(19) of the 1940 Act (or who has been exempted from being an "interested person" by any rule, regulation or order of the Commission), and against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees or officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person; provided, however, that the Trust shall not purchase or maintain any such liability insurance in contravention of applicable law, including without limitation the 1940 Act.

     SECTION 4. SHAREHOLDERS. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his or her being or having been a Shareholder and not because of his or her acts or omissions or for some other reason, the Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified against all loss and expense arising from such liability, but only out of the assets of the particular Series of Shares of which he or she is or was a Shareholder.


                                * * * * *


     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR AND PORTFOLIO MANAGERS.


     Rosenberg Institutional Equity Management (the "Manager") was organized as a limited partnership under the laws of the State of California in 1985, and is registered as an investment adviser under the Investment Advisers Act of 1940. The Manager provides investment advisory services to a substantial number of institutional investors and to the six series of Barr Rosenberg Series Trust, an open-end management investment company.


     Set forth below are the substantial business engagements during at least the past two fiscal years of each director, officer or partner of the Manager:

Name and Position with Manager          Business and Other Connections
------------------------------          ------------------------------

Barr M. Rosenberg                       General Partner, Rosenberg Alpha L.P.
Managing General Partner and Chief      (formerly RBR Partners (limited partner
Investment Officer                      of Manager)), 12 El Sueno, Orinda,
                                        California, December 1984 to present;
                                        Chairman of the Board, Rosenberg
                                        Management Company S.A., 2 Place Winston
                                        Churchill, L-1340 Luxembourg, April 1989 to present; Chairman of the Board, Rosenberg U.S. Japan Management Company
                                        S.A., 2 Place Winston Churchill, L-1340
                                        Luxembourg, July 1989 to present.
                                        Chairman of the Board, Rosenberg Global
                                        Management Company, S.A., 2 Place
                                        Winston Churchill, L-1340 Luxemburg,
                                        April 1990 to present; Director and
                                        Chairman of the Board, Rosenberg Nomura
                                        Asset Management Company, Ltd., Dai-Ichi
                                        Edobashi Bldg., 1-11-1 Nihonbashi
                                        Chuo-Ku, Tokyo 103, Japan; Chairman of
                                        the Board and Director of Barr Rosenberg
                                        Investment Management, Inc., 4 Orinda
                                        Way, Orinda, California, February 1990
                                        to present.  Chairman, Barr Rosenberg
                                        European Management, Ltd., 9A Devonshire
                                        Square, London EC2M 4LY, United Kingdom,
                                        March 1990 to present.

Marlis S. Fritz                         Director, Barr Rosenberg European
General Partner                         Management Ltd., 9A Devonshire Square,
                                        London EC2M 4LY, United Kingdom, May
                                        1990 to present; Director, Barr
                                        Rosenberg Investment Management, Inc., 4
                                        Orinda Way, Orinda, California, February
                                        1990 to present.

Kenneth Reid                            Director, Barr Rosenberg Investment
General Partner                         Management, Inc., 4 Orinda Way, Orinda,
and Director of Research                California, February 1990 to present.

Po-Len Hew                              Controller, Rosenberg Institutional
Controller                              Equity Management, October 1989 to
                                        present, Treasurer, Barr Rosenberg
                                        Investment Management, Inc., May 1994 to present.

ITEM 29.  PRINCIPAL UNDERWRITERS.

     Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

     The account books and other documents required to be maintained Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules thereunder will be maintained at the offices of:

1)   Barr Rosenberg Variable Insurance Trust
     3435 Stelzer Road
     Columbus, Ohio  43219
     Rule 31a-1 (b)(1),(2),(3), (4), (5), (6), (7), (8), (9), (10), (11)
     Rule 31a-2 (a)


2)   Rosenberg Institutional Equity Management
     Four Orinda Way
     Building E
     Orinda, CA  94563
     Rule 31a-1 (f)
     Rule 31a-2 (e)

ITEM 31.  MANAGEMENT SERVICES.

     None.

ITEM 32.  UNDERTAKINGS.

     The Registrant undertakes to comply with the last three paragraphs of
Section 16(c) of the Investment Company Act of 1940 as though such provisions of the Act were applicable to the Trust.

                                        NOTICE

     A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding for any of the trustees or shareholders individually but are binding only upon the assets and property of the Registrant.

                                     SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment No. 2 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Orinda, and the State of California, on the 24th day of November, 1998.


                                   BARR ROSENBERG VARIABLE INSURANCE TRUST

                                   By:    /s/ Kenneth Reid
                                      ------------------------------------------
                                             Kenneth Reid
                                             President


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated and on the 24th day of November, 1998.



SIGNATURE                          TITLE                    DATE
---------                          -----                    ----
 /s/ Kenneth Reid                  President and Trustee    November 24, 1998
--------------------------         (principal executive
Kenneth Reid                       officer)

Po-Len Hew*                        Treasurer                November 24, 1998
--------------------------         (principal financial
Po-Len Hew                         and accounting officer)

William F. Sharpe*                 Trustee                  November 24, 1998
--------------------------
William F. Sharpe*

Nils H. Hakansson*                 Trustee                  November 24, 1998
--------------------------
Nils H. Hakansson

                                             *By:   /s/ Kenneth Reid
                                                 -------------------------------
                                                     Kenneth Reid
                                                     Attorney-in-Fact

                                             Date:  November 24, 1998



                                   EXHIBIT INDEX



EXHIBIT NO.                                          DESCRIPTION
-----------                                          -----------
     99.9(b)(ii)                        Form of Notification of Expense
                                        Limitation

     99.10                              Opinion of Ropes and Gray

     99.11                              Consent of PricewaterhouseCoopers LLP

     99.13                              Form of Investment letter regarding
                                        initial capital